Supplement dated December 12, 2003 to
               Prospectus and Statement of Additional Information
             dated May 1, 2003, Supplemented November 1, 2003, for:
                       TOUCHSTONE ADVISOR VARIABLE ANNUITY
                                    issued by
                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                                   through its
                               Separate Account 2

     Effective December 12, 2003, the Prospectus and Statement of Additional Information for the Touchstone Advisor Variable Annuity are amended as follows:

     The Touchstone Enhanced 30 Fund is renamed Touchstone Enhanced Dividend 30 Fund.